GOVERNMENT PARTICIPATION - Narrative (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2018
Disclosure of Government Grants [Line Items]
Borrowings		$ 1,255,400,000		$ 1,260,900,000
Project Innovate
Disclosure of Government Grants [Line Items]
Borrowings	$ 250,000,000
Term of program	5 years 6 months
Project New Core Markets
Disclosure of Government Grants [Line Items]
Term of program			4 years
Government participation			$ 70,000,000
Project SimÉco 4.0
Disclosure of Government Grants [Line Items]
Government participation, percent of eligible costs, committed contributions		50.00%